3. Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES

4. ACCRUED EXPENSES

As of September 30, 2019, and December 31, 2018, the Company had accrued expenses of $1,992,672 and $1,310,074, respectively, consisted of the following:

	September 30,	December 31,
	2019	2018
Accrued salaries – related party	$1,132,909	$747,000
Accrued expenses – other	859,763	563,074
Total	$1,992,672	$1,310,074.0

3. ACCRUED EXPENSES

As of December 31, 2018, and December 31, 2017, the Company had accrued expenses of $1,310,074 and $740,696, respectively, consisted of the following:

	December 31, 2018	December 31, 2017

Accrued salaries – related party	$747,000	470,000
Lease payable – related party	–	25,250
Accrued expenses – other	563,074	245,446
Total	$1,310,074	740,696